CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 624	$ 1,521	$ 1,299
Reconciliation of net income to net cash provided by operating activities:
Depreciation, depletion and amortization	1,986	1,929	1,669
Deferred income taxes	(169)	202	(49)
Amortization included in interest expense	(20)	(36)	(60)
Inventory valuation adjustments	(170)	104	473
Unit-based compensation expense	80	79	68
Impairment losses	813	339	370
Gains on acquisitions	(83)	0	0
Gain on sale of AmeriGas common units	0	0	(177)
Losses on extinguishments of debt	0	43	25
Impairment of investment in an unconsolidated affiliate	308	0	0
Distributions on unvested awards	(25)	(16)	(16)
Equity in earnings of unconsolidated affiliates	(59)	(469)	(332)
Distributions from unconsolidated affiliates	406	440	291
Other non-cash	(271)	(22)	(72)
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	(117)	(1,367)	(320)
Net cash provided by operating activities	3,303	2,747	3,169
INVESTING ACTIVITIES:
Cash transferred to ETE in connection with the Sunoco LP Exchange	0	(114)	0
Cash paid for acquisition of a noncontrolling interest	0	(129)	(325)
Cash paid for Susser Merger, net of cash received	0	0	808
Cash paid for all other acquisitions	(159)	(675)	(472)
Capital expenditures, excluding allowance for equity funds used during construction	(7,550)	(9,098)	(5,213)
Cash paid for all other acquisitions	71	80	45
Contributions to unconsolidated affiliates	(59)	(45)	(399)
Distributions from unconsolidated affiliates in excess of cumulative earnings	135	124	136
Proceeds from sale of discontinued operations	0	0	77
Proceeds from the sale of assets	25	23	61
Change in restricted cash	14	19	172
Other	1	(16)	(18)
Net cash used in investing activities	(6,390)	(7,820)	(6,692)
FINANCING ACTIVITIES:
Proceeds from borrowings	19,916	22,462	15,354
Repayments of long-term debt	(15,799)	(17,843)	(12,702)
Proceeds from affiliate notes	4,997	233	0
Repayments on affiliate notes	4,873	0	0
Units issued for cash	1,098	1,428	1,382
Predecessor units issued for cash	0	34	1,227
Subsidiary units issued for cash	1,388	1,519	1,244
Capital contributions from noncontrolling interest	236	841	67
Distributions to partners	3,542	3,134	1,964
Predecessor distributions to partners	0	(202)	(645)
Distributions to noncontrolling interest	(481)	(338)	(241)
Debt issuance costs	(22)	(63)	(63)
Other	2	0	(41)
Net cash provided by financing activities	2,920	4,937	3,618
Increase (decrease) in cash and cash equivalents	(167)	(136)	95
Cash and cash equivalents, beginning of period	527	663	568
Cash and cash equivalents, end of period	360	527	663
Legacy Sunoco, Inc. [Member]
INVESTING ACTIVITIES:
Proceeds from the sale of AmeriGas common units	2,200	0	0
Bakken Pipeline Transaction [Member]
INVESTING ACTIVITIES:
Proceeds from sale of noncontrolling interest	0	980	0
Susser Exchange Transaction [Member]
INVESTING ACTIVITIES:
Proceeds from sale of noncontrolling interest	0	967	0
Rover Pipeline Sale [Member]
INVESTING ACTIVITIES:
Proceeds from sale of noncontrolling interest	0	64	0
AmeriGas [Member]
INVESTING ACTIVITIES:
Proceeds from the sale of AmeriGas common units	0	0	814
Eagle Rock Midstream Acquisition [Member]
INVESTING ACTIVITIES:
Cash paid for predecessor acquisitions, net of cash received	0	0	(762)
Vitol Acquisition [Member]
INVESTING ACTIVITIES:
Cash paid for all other acquisitions	769	0	0
PennTex Acquisition [Member]
INVESTING ACTIVITIES:
Cash paid for all other acquisitions	$ 299	$ 0	$ 0